Income Taxes - Changes in net deferred Tax assets liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Total net deferred tax assets (liabilities) at January 1,	$ 4,231
Total net deferred tax assets (liabilities) at January 1,		$ (424)
Change in temporary differences	(1,009)	4,643
Translation differences	13	12
Total net deferred tax assets (liabilities) at December 31,	$ 3,235	$ 4,231